John Hancock
Regional Bank Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 99.7%		$856,936,322
(Cost $410,049,007)
Financials 99.7%		856,936,322
Banks 99.7%
1st Source Corp.	119,715	7,607,888
ACNB Corp.	53,815	2,232,246
American Business Bank (A)	133,883	4,913,506
Ameris Bancorp	224,974	13,698,667
Atlantic Union Bankshares Corp.	237,348	9,800,099
Bank of America Corp.	428,403	17,268,925
Bank of Marin Bancorp	230,926	4,690,107
Bank7 Corp.	154,335	6,401,816
Banner Corp.	82,968	4,913,365
Bar Harbor Bankshares	179,132	5,725,059
BayCom Corp.	209,125	5,037,821
Business First Bancshares, Inc.	236,102	6,001,713
C&F Financial Corp.	56,826	3,381,147
Cadence Bank	258,656	8,502,023
California BanCorp (A)	171,351	4,299,197
Camden National Corp.	111,614	4,652,072
CB Financial Services, Inc.	83,544	2,109,486
Central Pacific Financial Corp.	196,757	5,133,390
ChoiceOne Financial Services, Inc.	104,791	2,881,753
Citizens Community Bancorp, Inc.	296,186	3,832,647
Citizens Financial Group, Inc.	545,622	23,281,691
Civista Bancshares, Inc.	233,144	4,184,935
Coastal Financial Corp. (A)	194,383	10,243,984
Colony Bankcorp, Inc.	134,990	2,096,395
Columbia Banking System, Inc.	368,761	9,646,788
Comerica, Inc.	131,818	7,224,945
Community West Bancshares	187,040	3,879,210
ConnectOne Bancorp, Inc.	183,485	4,444,007
Cullen/Frost Bankers, Inc.	101,946	11,933,799
CVB Financial Corp.	237,534	4,527,398
Dime Community Bancshares, Inc.	105,050	2,655,664
Eagle Bancorp Montana, Inc.	187,426	2,730,797
East West Bancorp, Inc.	182,882	16,073,499
Eastern Bankshares, Inc.	446,086	7,422,871
Enterprise Bancorp, Inc.	105,259	3,110,403
Equity Bancshares, Inc., Class A	160,131	6,485,306
ESSA Bancorp, Inc.	143,378	2,751,424
Evans Bancorp, Inc.	115,022	4,013,118
Farmers & Merchants Bancorp, Inc.	161,459	4,444,966
Farmers National Banc Corp.	194,894	3,042,295
Fifth Third Bancorp	498,358	21,100,478
First Business Financial Services, Inc.	152,336	7,010,503
First Citizens BancShares, Inc., Class A	3,018	6,300,648
First Community Corp.	199,374	4,485,915
First Financial Bancorp	346,270	9,473,947
First Horizon Corp.	398,877	6,673,212
First Merchants Corp.	260,690	10,518,842
First Mid Bancshares, Inc.	119,960	4,605,264
First Northwest Bancorp	3,475	35,480
Flushing Financial Corp.	156,468	2,304,774
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Fulton Financial Corp.	204,279	$3,956,884
German American Bancorp, Inc.	157,365	6,190,739
Great Southern Bancorp, Inc.	73,766	4,618,489
Hancock Whitney Corp.	293,088	16,040,706
HBT Financial, Inc.	276,639	6,362,697
Heritage Commerce Corp.	696,641	7,210,234
Heritage Financial Corp.	203,099	4,705,804
Horizon Bancorp, Inc.	448,870	7,168,454
Huntington Bancshares, Inc.	1,501,205	22,443,015
Independent Bank Corp. (Massachusetts)	110,774	7,106,152
Independent Bank Corp. (Michigan)	209,488	7,267,139
JPMorgan Chase & Co.	93,996	20,002,349
KeyCorp	1,126,581	18,171,747
Landmark Bancorp, Inc.	98,853	1,972,117
Live Oak Bancshares, Inc.	153,384	6,923,754
M&T Bank Corp.	147,484	25,392,320
Metrocity Bankshares, Inc.	118,368	3,741,612
Mid Penn Bancorp, Inc.	105,131	3,117,134
MidWestOne Financial Group, Inc.	176,201	5,164,451
NBT Bancorp, Inc.	130,559	6,400,002
Nicolet Bankshares, Inc.	124,079	12,477,384
Northrim BanCorp, Inc.	106,849	7,308,472
Ohio Valley Banc Corp.	103,713	2,494,298
Old National Bancorp	411,663	8,241,493
Old Second Bancorp, Inc.	523,585	8,859,058
OP Bancorp	369,601	4,608,924
Orange County Bancorp, Inc.	65,425	4,068,781
Orrstown Financial Services, Inc.	129,783	4,563,170
Pinnacle Financial Partners, Inc.	215,829	20,788,649
Plumas Bancorp	85,147	3,684,311
Popular, Inc.	157,063	16,119,376
Premier Financial Corp.	352,933	8,943,322
Provident Financial Holdings, Inc.	160,953	2,140,675
QCR Holdings, Inc.	135,297	10,342,103
Red River Bancshares, Inc.	77,365	4,310,778
Regions Financial Corp.	943,058	21,096,207
Renasant Corp.	287,289	9,879,869
Riverview Bancorp, Inc.	485,326	2,242,206
SB Financial Group, Inc.	194,301	3,281,744
Shore Bancshares, Inc.	481,080	6,985,282
Sierra Bancorp	201,386	5,858,319
Southern Missouri Bancorp, Inc.	132,909	7,602,395
SouthState Corp.	97,488	9,648,387
Stock Yards Bancorp, Inc.	115,528	7,188,152
Synovus Financial Corp.	305,560	14,284,930
The First Bancorp, Inc.	132,306	3,724,414
The First Bancshares, Inc.	158,129	5,268,858
The PNC Financial Services Group, Inc.	93,245	16,886,670
Timberland Bancorp, Inc.	164,781	5,034,060
TriCo Bancshares	231,704	10,781,187
Truist Financial Corp.	329,052	14,705,334
U.S. Bancorp	427,785	19,198,991
Virginia National Bankshares Corp.	111,621	4,362,149
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Westamerica BanCorp	118,847	$6,412,984
Western Alliance Bancorp	158,509	12,753,634
WSFS Financial Corp.	336,787	19,025,098
Zions Bancorp NA	348,817	18,023,374

	Yield (%)	Shares	Value
Short-term investments 0.3%			$2,195,721
(Cost $2,195,543)
Short-term funds 0.3%			2,195,721
John Hancock Collateral Trust (B)	5.4652(C)	219,574	2,195,721

Total investments (Cost $412,244,550) 100.0%	$859,132,043
Other assets and liabilities, net 0.0%	14,690
Total net assets 100.0%	$859,146,733

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-24.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	219,574	$13,832,452	$115,954,017	$(127,595,886)	$5,567	$(429)	$190,932	—	$2,195,721
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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